As filed with the Securities and Exchange Commission on January 4, 2013

File Nos. 002-70889 and 811-03143

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 49 and/or	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 50	[X]

Templeton Global Smaller Companies Fund
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th day of January, 2013.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

(Registrant)

By: /s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J.BOERSMA*
Norman J.Boersma	President and Chief Executive Officer – Investment Management
Dated: January 4, 2013

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: January 4, 2013

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: January 4, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: January 4, 2013

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: January 4, 2013

FRANK J. CROTHERS*	Trustee
Frank J. Crothers	Dated: January 4, 2013

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: January 4, 2013

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: January 4, 2013

GREGORY E. JOHNSON	Trustee
Gregory E. Johnson	Dated: January 4, 2013

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: January 4, 2013

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: January 4, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: January 4, 2013

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 4, 2013

CONSTANTINE D. TSERETOPOULOS*	Trustee
Constantine D. Tseretopoulos	Dated: January 4, 2013

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: January 4, 2013

*By /s/ROBERT C. ROSSELOT

Robert C. Rosselot

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase